RELATED PARTY TRANSACTIONS (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Amount due from related parties	¥ 54,282	¥ 3,060
Discontinued operations
Related Party Transactions
Commission and market support fee income	4,435	1,076	¥ 1,042
Amount due to related parties		17,104
DayOne
Related Party Transactions
Amount due from related parties	51,176
Amount due to related parties	9,491
STT Singapore DC Pte. Ltd | Discontinued operations
Related Party Transactions
Commission and market support fee income	2,236	562	564
Amount due to related parties		8,300
Billed on behalf of related parties	44,299	42,546	42,792
STT DEFU 2 Pte. Ltd. | Discontinued operations
Related Party Transactions
Commission and market support fee income	2,199	514	478
Amount due to related parties		8,804
Billed on behalf of related parties	52,068	47,276	43,896
OnePro Cloud Inc.
Related Party Transactions
Purchase of debt securities			2,840
Interest income of convertible bonds		148	¥ 75
Amount due from related parties	¥ 3,106	¥ 3,060